Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net income (loss)	$ (23,657)	$ 2,145	$ (640)	$ (37,713)
Adjustments to reconcile net income (loss) to cash flows used in operations:
Depreciation	65	80	101	122
Amortization of right-of-use assets	390		653
Amortization of acquired intangible assets	314	314	418	418
Realized/Unrealized losses in investment, related party	6,635		(1,747)
Change in fair value of contingent consideration	100	(4,100)	(3,800)	(1,402)
Change in fair value of warrant liabilities	(2,001)	(17,896)	(19,017)	12,801
Warrant inducement expense		2,629	2,629
Stock-based compensation	817	1,469	1,852	129
Provision for inventory obsolescence		100	100	33
Provision for doubtful accounts	158	111	106	44
Non-cash interest expense	296	268	358	358
Changes in operating assets and liabilities:
Accounts receivable	(204)	2,111	(70)	(612)
Other receivables, related party	3,652	5,145	4,990	(11,387)
Prepaid expenses and other assets	347	4,121	4,154	(3,809)
Inventories	(8,900)	(7,728)	(2,810)	2,592
Accounts payable and related party payables	6,137	3,519	912	(773)
Operating lease liabilities	(375)		(781)
Accrued expenses and other liabilities	197	(216)	(3,607)	12,484
Cash flows used in operating activities	(16,029)	(7,928)	(16,199)	(26,715)
Cash flows from investing activities
Purchases of investment, related party			(5,118)
Disbursement for loan receivable		(3,033)
Sales of equity investment, related party	560
Purchases of property and equipment	(14)	(37)	(38)	(11)
Cash flows provided by (used) in investing activities	546	(3,070)	(5,156)	(11)
Cash flows from financing activities
Proceeds from issuance of common stock and warrants upon initial public offering, net of issuance costs				14,943
Proceeds from line of credit	13,546
Proceeds from issuance of common stock and warrants in private placement, net of issuance costs		9,391	9,391	14,995
Proceeds from exercise of warrants		4,630	4,630	13,253
Repayment of line of credit	(11,849)
Cash flows provided by financing activities	1,697	14,021	14,021	43,191
Net increase (decrease) in cash and cash equivalents	(13,786)	3,023	(7,334)	16,465
Cash, cash equivalents and restricted cash, at the beginning of the period	17,408	24,742	24,742	8,277
Cash, cash equivalents and restricted cash, at the end of the period	3,622	27,765	17,408	24,742
Supplemental disclosure of cash flow information
Interest paid	31	10	1	2
Interest paid, related party	22
Income taxes paid, net	21	30	32	56
Supplemental non-cash investing and financing activities
Conversion of warrant liability to equity in connection with exercise of warrants			6,840	12,208
Issuance of common shares in exchange for investment, related party			3,683
Addition of right-of-use assets in exchange for operating lease liabilities	147		234
Conversion of warrant liability to equity		$ 6,840
Issuance costs included in accrued expenses and other liabilities				44
Non-cash purchase of fixed assets				$ 8